PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Short-Term Investments 100.3%
Affiliated Mutual Fund 9.6%
PGIM Core Government Money Market Fund (cost $5,575,171)(bb)(wb)	5,575,171	$5,575,171

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 90.7%
U.S. Treasury Bills	4.913%	11/02/23	29,000	28,995,778

U.S. Treasury Bills	5.374(bb)(k)	01/11/24	7,500	7,421,639

U.S. Treasury Bills	5.385	01/11/24	16,500	16,327,605

Total U.S. Treasury Obligations (cost $52,747,587)				52,745,022

TOTAL INVESTMENTS 100.3% (cost $58,322,758)				58,320,193
Liabilities in excess of other assets(z) (0.3)%				(180,380)

Net Assets 100.0%				$58,139,813

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2023(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
55	Brent Crude	Jan. 2024	$4,676,100	$(176,594)
23	Coffee ’C’	Dec. 2023	1,442,963	167,872

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Commodity Futures contracts outstanding at October 31, 2023(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
44	Copper	Dec. 2023	$4,013,900	$(140,374)
123	Corn	Dec. 2023	2,944,313	(54,578)
5	Cotton No. 2	Dec. 2023	203,050	(10,156)
16	Gasoline RBOB	Jan. 2024	1,486,262	8,692
48	Gold 100 OZ	Dec. 2023	9,572,640	186,342
25	Hard Red Winter Wheat	Dec. 2023	786,563	(188,796)
36	Lean Hogs	Dec. 2023	1,032,840	(57,773)
20	Live Cattle	Dec. 2023	1,468,400	(31,976)
11	LME Lead	Nov. 2023	570,694	(20,232)
10	LME Lead	Jan. 2024	521,438	(6,961)
22	LME Nickel	Nov. 2023	2,366,232	(366,317)
9	LME Nickel	Jan. 2024	977,400	(38,955)
42	LME PRI Aluminum	Nov. 2023	2,361,083	47,699
33	LME PRI Aluminum	Jan. 2024	1,856,580	28,387
34	LME Zinc	Nov. 2023	2,059,550	(17,950)
36	LME Zinc	Jan. 2024	2,184,759	(34,470)
19	Low Sulphur Gas Oil	Jan. 2024	1,590,775	6,756
151	Natural Gas	Jan. 2024	5,757,630	(40,847)
9	NY Harbor ULSD	Jan. 2024	1,079,606	(6,045)
25	Silver	Dec. 2023	2,869,000	(32,745)
1	No. 2 Soft Red Winter Wheat	Dec. 2023	27,813	(118)
29	Soybean	Jan. 2024	1,900,225	41,177
44	Soybean Meal	Jan. 2024	1,839,200	195,885
51	Soybean Oil	Jan. 2024	1,555,398	(75,209)
63	Sugar #11 (World)	Mar. 2024	1,911,470	(3,427)
77	WTI Crude	Jan. 2024	6,198,500	(150,988)
				(771,701)
Short Positions:
11	LME Lead	Nov. 2023	570,694	9,350
22	LME Nickel	Nov. 2023	2,366,232	110,896
1	LME Nickel	Jan. 2024	108,600	832
42	LME PRI Aluminum	Nov. 2023	2,361,083	1,254
34	LME Zinc	Nov. 2023	2,059,550	58,289
				180,621
				$(591,080)

(1)	Represents positions held in the Cayman Subsidiary.

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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